Segment Information	12 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information

Operations for the Company are managed via two segments - Personal Care (Wet Shave, Skin Care, Feminine Care and Infant Care Products) and Household Products (Battery and Portable Lighting Products). On November 23, 2010, we completed the acquisition of ASR. ASR is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades and is part of the Company' s Personal Care segment. Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring, acquisition integration or business realignment activities, and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level. The exclusion from segment results of charges such as inventory write-up related to purchase accounting, other acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management's view on how it evaluates segment performance.

The Company's operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the segments. Such allocations do not represent the costs of such services, if performed on a stand-alone basis.

For the fiscal year ended September 30, 2012, the 2011 Household Products restructuring activities generated pre-tax income of $6.8, which was driven by the gain on the sale of our former battery manufacturing facility in Switzerland, which was closed in fiscal 2011. This gain was partially offset by $6.0 of additional costs related to the 2011 Household Products restructuring, which were incurred in fiscal 2012. For the fiscal year ended September 30, 2011, the 2011 Household Products Restructuring initiatives generated pre-tax expense of $79.0.

For the year ended September 30, 2011, the Company recorded expense of $1.8 related to the devaluation of its net monetary assets in Venezuela as a result of accounting for the translation of this affiliate under the accounting rules governing a highly inflationary economy. These results reflect an exchange rate of 5.6 Venezuelan Bolivar Fuerte to one U.S. dollar. In 2010, the Company recorded a pre-tax loss of $18.3 due primarily to the devaluation of our Venezuela affiliates' U.S. dollar based intercompany payable as a result of the official devaluation of the exchange rate between the U.S. dollar and the Venezuelan Bolivar Fuerte. These impacts, which are included in Other financing on the Consolidated Statements of Earnings and Comprehensive Income, are not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and spending remain part of reported segment totals.

On May 19, 2011, the Company completed the issuance of $600.0 principal amount of 4.70% Senior Notes due May 2021, with interest paid semi-annually beginning November, 2011. The vast majority of the proceeds of the offering were used to repay existing indebtedness including the early redemption of certain private placement notes. The early retirement of the certain private placement notes resulted in the payment of “make whole” premiums totaling $19.9, pre-tax, which are reflected as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income as well as the reconciliation of segment results to total earnings before income taxes included in this footnote. In addition, the notice period required to repay certain private placement notes resulted in duplicate interest expense of approximately $3.0, which is included in Interest expense on the Consolidated Statements of Earnings and Comprehensive Income. See Note 10 of the Notes to Consolidated Financial Statements for further details.

The presentation for inventory write-up, which was $7.0 in fiscal 2011 related to the write-up and subsequent sale of inventory acquired in the ASR transaction, acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management’s view on how it evaluates segment performance.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2012	2011	2010
Personal Care	$2,479.5	$2,449.7	$2,048.6
Household Products	2,087.7	2,196.0	2,199.7
Total net sales	$4,567.2	$4,645.7	$4,248.3

	2012	2011	2010
Operating Profit
Personal Care	$470.7	$408.4	$366.6
Household Products	400.2	410.6	451.1
Total operating profit	870.9	819.0	817.7
General corporate and other expenses	(159.0)	(119.9)	(108.4)
Household Products restructuring	6.8	(79.0)	—
Acquisition inventory valuation	—	(7.0)	—
ASR transaction costs/integration	(8.4)	(13.5)	(0.5)
Amortization of intangibles	(22.7)	(21.3)	(13.6)
Venezuela devaluation/other impacts	—	(1.8)	(18.3)
Cost of early debt retirements	—	(19.9)	—
Interest and other financing items	(122.2)	(150.6)	(133.5)
Total earnings before income taxes	$565.4	$406.0	$543.4

Depreciation and Amortization
Personal Care	$82.0	$78.9	$57.9
Household Products	54.7	63.5	65.8
Total segment depreciation and amortization	136.7	142.4	123.7
Corporate	25.5	38.9	15.5
Total depreciation and amortization	$162.2	$181.3	$139.2

Total Assets
Personal Care	$1,278.4	$1,266.9
Household Products	1,134.4	1,176.7
Total segment assets	2,412.8	2,443.6
Corporate	995.2	734.4
Goodwill and other intangible assets, net	3,323.2	3,353.5
Total assets	$6,731.2	$6,531.5

Capital Expenditures
Personal Care	$58.3	$61.0	$69.2
Household Products	38.1	36.6	38.2
Total segment capital expenditures	96.4	97.6	107.4
Corporate	14.6	0.4	1.3
Total capital expenditures	$111.0	$98.0	$108.7

Geographic segment information on a legal entity basis for the years ended September 30:

	2012	2011	2010
Net Sales to Customers
United States	$2,355.0	$2,341.9	$2,196.8
International	2,212.2	2,303.8	2,051.5
Total net sales	$4,567.2	$4,645.7	$4,248.3

Long-Lived Assets
United States	$581.1	$615.6
Germany	81.5	93.3
Singapore	89.8	81.7
Other International	133.0	126.7
Total long-lived assets excluding goodwill and intangibles	$885.4	$917.3

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.3% of the Company's total net sales in fiscal 2012 and 2011 and 5.7% in fiscal 2010, respectively. Net sales to customers in all other individual foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales for the years ended September 30:

	2012	2011	2010
Net Sales
Wet Shave	$1,687.6	$1,637.4	$1,265.1
Alkaline batteries	1,263.4	1,311.7	1,327.9
Other batteries and lighting products	824.3	884.3	871.8
Skin Care	423.0	417.6	383.0
Feminine Care	185.5	195.1	198.8
Infant Care	180.3	198.0	201.7
Other personal care products	3.1	1.6	—
Total net sales	$4,567.2	$4,645.7	$4,248.3